UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon
Advisor Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

Miller Income Fund

Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX

Miller Value Partners Appreciation ETF

MVPA

Miller Value Partners Leverage ETF

MVPL

Semi-Annual Report

March 31, 2024

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

Miller Income Fund

Manager’s Discussion of Fund Performance

The Miller Income Fund Class I (LMCLX) returned 24.79% for the six-month period ending 3/31/2024, while the benchmark ICE BofA US High Yield Index returned 8.72%. In the first quarter of 2024, risk performed well in the credit market, with CCC-rated bonds outperforming B-rated bonds, which outperformed the even safer BB-rated bonds. High yield did better than investment grade credit, which outperformed the BBG U.S. Aggregate Index’s -0.78% pullback. Inflation expectations popped again, with the bond market now expecting 2.7% annually over the next two years, up from 2.0% at the beginning of the quarter. Mortgage rates and commodities found some footing and ended the quarter higher. The continued economic momentum over the 6- month period helped fuel the S&P 500’s 23.48% total return with remarkable breadth across industry groups. This strength is not lost on our benchmark, which ended the first quarter of 2024 near multi-decade lows on the extra yield it provides over risk-free rates.

Average Annual Total Returns and Expenses (%) – as of 3/31/20241

				Without Sales Charges
	6mos	1 Yr	3 Yr	5 Yr	10 Yr	Inception[2]
Class A	24.60	31.45	2.47	6.65	4.67	4.59
Class C	24.16	30.46	1.71	5.85	3.89	3.82
Class FI	24.56	31.38	2.40	6.67	4.64	4.56
Class I	24.79	31.80	2.73	6.94	4.95	4.86
Class IS	24.88	31.77	2.82	7.00	5.02	4.93
ICE BofA US High Yield Index	8.72	11.12	2.25	4.06	4.38	4.36
S&P 500 Index	23.48	29.88	11.49	15.05	12.96	12.94
				With Max Sales Charges
	6mos	1 Yr	3 Yr	5 Yr	10 Yr	Inception[2]
Class A	17.52	23.81	0.47	5.38	4.05	3.97
Class C	23.16	29.46	1.71	5.85	3.89	3.82

1 Performance greater than one year is annualized.

2 Fund incepted on 2/28/2014

The ICE BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment-grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P. An investor cannot invest directly in an index. Unmanaged index returns do not reflect any fees, expenses or sales charges.

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

The Bloomberg US Aggregate Bond Index is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

Performance shown represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so shares, when redeemed, may be worth more or less than the original cost. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total return figures are based on the NAV per share applied to shareholder subscriptions and redemptions, which may differ from the NAV per share disclosed in Fund shareholder reports. Performance would have been lower if fees had not been waived in various periods. Numbers may be the same due to rounding. YTD is calculated from January 1 of the reporting year. For the most recent month-end information, please click here. Miller Value Partners, LLC (the Adviser) has contractually agreed to waive certain fees and/or other reimburse certain expenses through 1/31/2025. Please reference the prospectus for detailed information.

The Fund continued to benefit from its flexibility and ability to concentrate where we see value across the capital spectrum. With many valuations appearing frothy in the current environment, we can concentrate in idiosyncratic and deeply discounted value ideas. Why buy an assortment of bonds collectively trading at peak valuations when you can concentrate in a portfolio of best ideas whose objective is to outperform the dear benchmark?

During the fourth quarter of 2023, we eliminated two positions comprising approximately 6% of the portfolio where new information suggested that our investment thesis was wrong. As active managers, we are able to proactively make adjustments in the portfolio, a key difference from strategies that are rebalanced to a benchmark on a set frequency. Two new additions included a starter position in wood products maker Boise Cascade (BCC) as well as the debt of Gray Television, a top operator of local television stations. We think Boise Cascade is a good business trading at a compelling valuation with a fortress balance sheet, while we believe markets are too pessimistic on Gray Television’s staying power.

When the Strategy is performing well and valuations in the portfolio remain as low as they are, we are hesitant to make many changes. However, remaining vigilant against investment mistakes and constantly searching for ways to improve the portfolio are both critical components of the process. In the first quarter of 2024, we eliminated two mistakes and two winners that were approaching fair value. After Medical Properties Trust (MPW) announced yet another investment in a flailing tenant despite avowing to avoid the practice, we were forced to acknowledge our mistake and sell the stock. We liquidated what was left of Medifast (MED) after continued struggles in the face of weight loss drugs. H&R Block and Vonovia both approached our estimate of fair value, so we used those sales to fund more compelling ideas.

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

One of our newest holdings is Chord Energy (CHRD), a Williston-basin energy exploration consolidator with a thoughtful capital allocation framework, strong balance sheet and great assets that have low breakeven costs and long lives. Management is aligned with shareholders with approximately 70% of total CEO compensation at risk, and the company recently announced a merger with enerplus, which looks like a good move.

The portfolio also recently bought its first utility. UGI distributes natural gas and electricity as well as liquid propane gas through its AmeriGas subsidiary, which is the largest retail propane distributor in the US. A true “dividend aristocrat,” UGI has paid shareholders a dividend for 139 consecutive years and looks poised to boost its dividend for the 37th consecutive year. At today’s price, the stock trades at its lowest price/earnings multiple in history, despite sporting a 6% yield with a plan to grow earnings power at a high single-digit rate. We also initiated a position in financial services provider Lincoln National (LNC), which just broke out to a 52-week high and looks inexpensive relative to its earnings power.

We are excited about the improvements we made to the portfolio over the last quarter, and we remain optimistic about the portfolio’s prospects. As always, we remain the largest investors in the Strategy and welcome any questions and comments.

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

Miller Value Partners Appreciation ETF

Manager’s Discussion of Fund Performance

Strategy Overview

From MVPA’s inception date of 1/30/24 through quarter-end, the NAV return was 29.36% and market return was 29.70%, outperforming the S&P 500’s total return of 6.98% over the same period. Given that the Fund launched mid-quarter, only an initial appraisal of two months of Fund performance is possible at this time.

Top Contributors

MicroStrategy Inc Class A (MSTR) was the top contributor during the quarter, surging 240% in conjunction with Bitcoin’s 62.4% in the period. After ending 2023 with 190K bitcoin, MicroStrategy purchased another 24.2K bitcoin subsequent to reporting 4Q23 results, pushing the company’s holdings to 214.2K bitcoin as of 3/18/24.

Crocs Inc (CROX) posted $320mm of free cash flow in the quarter and continued to pay down debt, reducing the company’s net leverage ratio to 1.3x, which is within management’s target leverage range of 1.0-1.5x; management also repurchased $25MM worth of shares in the quarter, bringing FY23 buybacks to $175.0MM, or ~2.0% of the company’s market cap. Management is guiding for FY24 revenue growth of 4% Y/Y, an adjusted operating margin of 25%, adjusted EPS of $12.28 (P/E of ~11.7x), and capex of $125MM at the respective midpoints. (P/E, or Price to Earnings, is the market price per share divided by earnings per share.)

Builders FirstSource Inc (BLDR) shares advanced 20% since launch thanks to better-than-consensus results.

Top Detractors

Shift4 Payments Inc (FOUR) was the top detractor in the quarter. Investors responded negatively to the company’s CEO rejecting multiple potential takeover bids above the stock’s price at the time of discussions. CEO Jared Isaacman reportedly told staff that the offers failed to “sufficiently value” the payments firm.

Expedia Inc (EXPE)’s share price struggled during the quarter despite the travel company reporting a top-line and bottom-line beat with its 4Q23 earnings report. Management’s guidance for a sequential deceleration in bookings growth in 1Q24 seemed to unnerve analysts, as the forecast implies a back-half weighted growth story for 2024. The company also announced that Ariane Gorin would succeed Peter Kern as the company’s CEO effective 5/13/24. Ms. Gorin has held various executive roles at Expedia since 2013, most recently serving as President of Expedia for Business, where she helped deliver strong financial results including business-to-business (B2B) revenue growth of 33% Y/Y in 2023.

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

Quad Graphics Inc (QUAD) fell despite reporting above-consensus results. The company repurchased 12.6MM shares in FY23, bringing 2-year repurchases to $22.6MM (8.1% of market cap), while also reinstating a quarterly dividend of $0.05/share, or an annualized yield of ~3.8%. Management provided FY24 guidance which calls for net sales to fall -7.0% Y/ Y, Adjusted EBITDA of $225MM (EV/EBITDA of ~3.8x), and FCF of $60MM (FCF yield of ~21.6%), at the respective midpoints.

Earnings per share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock and serves as an indicator of a company’s profitability. Free cash flow is earnings before depreciation, amortization, and non-cash charges minus maintenance capital expenditures. EV/EBITDA ratio compares a company’s enterprise value (EV) to its earnings before interest, taxes, depreciation and amortization (EBITDA) and measures the value of a company. Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges. Capex (Capital Expenditure) represents funds used by a company to acquire long-term physical/fixed assets that will be used in the business’s operations.

Investing involves risk, including possible loss of principal. Past performance cannot predict future results. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market price returns are based on the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined) and do not represent the return you would receive if you traded at other times. Brokerage commissions will reduce returns. The Fund is an actively managed ETF, which is a fund that trades like other publicly traded securities.

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

Fund holdings and/or sector allocations are subject to change. For current holdings of the Fund, please see the Schedule of Investments.

The fund does not directly invest in Bitcoin. Bitcoin and other cryptocurrencies are a relatively new asset class and are subject to unique and substantial risks.

Must be preceded or accompanied by a prospectus.

The Miller Value Partners Appreciation ETF is distributed by Quasar Distributors, LLC

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

Miller Value Partners Leverage ETF

Manager’s Discussion of Fund Performance

Strategy Overview

From MVPL’s inception date of 2/28/24 through quarter-end, the strategy returned 6.65% on a market share price basis, net of fees, outperforming the S&P 500’s total return of 3.78% over the same period. Given that the Fund launched mid-quarter, only an initial appraisal of the Strategy is possible at this time. On days when the S&P 500 posted a positive return, MVPL posted an average daily return of 1.27%, vs. the S&P’s average gain for those days of 0.67%. On days when the S&P 500 experienced a negative return, MVPL posted an average daily return of -0.67%, vs. the S&P’s -0.38% average decrease for those days. We believe these numbers show that the Strategy is working as intended so far. It is important to note that since inception, the Fund has continuously been in a “Leverage-On” posture because the indicators we monitor have not yet provided the signal to move to the “Leverage-Off” posture.

Out of 11 days from the fund’s inception through quarter-end where the S&P 500 posted a positive daily return, MVPL’s NAV appreciated on every day except for 3/28, where it experienced a modest -0.11% decline, compared to a 0.11% gain for the S&P 500. The strategy utilizes the ProShares Ultra S&P 500 ETF (ticker: SSO) to obtain 2x leverage when the strategy’s proprietary signal is bullish. Despite the S&P 500 rising on 3/28 and SSO’s NAV appreciating accordingly, SSO’s price posted a -0.08% decline on 3/28, as the ETF’s price transitioned from a slight premium to NAV on the previous day to a slight discount to NAV on 3/28.

Past performance cannot predict future results. Investing involves risk, including potential loss of principal. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium cap companies may fall out of favor with investors; may have limited product lines,operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies. Diversification cannot assure a profit or protect against loss in a down market.

When the Fund is in a leveraged position, the Fund invests in Leveraged ETFs that seek daily leveraged exposure equal to 200% of the S&P 500® Index (the “S&P 500 Index,” or the “Index”). As a result, when the Fund is in a leveraged position, the Fund may be riskier than alternatives that do not use leverage because the objective of the Leveraged ETFs in which the Fund invests is to magnify the daily performance of the Index. When the Fund is in a leveraged position, the return of the Fund for periods longer than a single day will be the result of the Leveraged ETFs’ return for each day compounded over the period. The Fund expects that it will be invested in a Leveraged ETF for periods greater than one day when the Adviser’s trading signals so indicate. As a result, the Fund will be subject to the risks of compounding that affect investments in Leveraged ETFs, and the Fund’s returns during such a period are consequently expected to differ from 200% of the daily return of the Leveraged ETF. For periods longer than a single day, the Fund will lose money if the Underlying ETF’s performance is flat, and it is possible that the Fund will lose money even if the value of the Index rises. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment. Longer holding periods, higher volatility of the Index, and leveraged exposure each increase the impact of compounding on an investor’s returns. During periods in which the Index experiences higher volatility, that volatility may affect the Leveraged ETFs’ returns, and the Fund’s return as a result, as much as or more than the return of the Index. Although the Fund, when in a leveraged position, invests in Leveraged ETFs that seek daily leveraged exposure equal to 200% of the Index, the Fund does not target a specific level of leverage over any time period that is more than a single day. Rather, the Fund opportunistically uses leverage in seeking to achieve its objective of capital appreciation over a multi-year horizon. On a daily basis, Investors may check the Fund’s holdings on this website to see whether the Fund is in a leveraged or unleveraged position.

Miller Funds

Manager Commentary (Unaudited)

March 31, 2024

ETFs may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market prices (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities.

The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

Must be preceded or accompanied by a prospectus.

The Miller Value Partners Leverage ETF is distributed by Quasar Distributors, LLC.

Miller Income Fund
Allocation of Portfolio Holdings (Unaudited)
(Calculated as a percentage of Total Investments)
March 31, 2024

90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
As of March 31, 2024
As of September 30, 2023
76.8%
79.2%
22.6%
18.4%
7.1%
2.4%
Common stocks
Corporate bonds & notes
Convertible bonds & notes

Miller Value Partners Appreciation ETF
Allocation of Portfolio Holdings (Unaudited)
(Calculated as a percentage of Total Investments)
March 31, 2024

50%
45%
40%
35%
30%
25%
20%
15%
10%
5%
0%
As of March 31, 2024
26.8%
22.6%
17.9%
9.9%
7.5%
5.0%
4.2%
3.3%
Consumer Discretionary
Industrials
Financials
Information Technology
Health Care
Real Estate
Energy
Communication Services

Miller Funds

Expense Example (Unaudited)

March 31, 2024

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for Miller Income Fund is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024. The example for Miller Value Partners Appreciation ETF and Miller Value Partners Leverage ETF is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the inception date to March 31, 2024.

Actual Expenses

The table below titled “Based on total actual return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical Example for Comparison Purposes

The table below titled “Based on hypothetical actual return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Miller Funds

Expense Example (Unaudited)

March 31, 2024

Expenses Paid During the Period

	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Miller Income Fund [1,3]
Class A
Actual Fund Return	24.60%	$1,000.00	$1,246.00	1.22%	$6.85
Hypothetical 5% Return	5.00%	$1,000.00	$1,018.90	1.22%	$6.16
Class C
Actual Fund Return	24.16%	$1,000.00	$1,241.60	1.97%	$11.05
Hypothetical 5% Return	5.00%	$1,000.00	$1,015.14	1.97%	$9.94
Class FI
Actual Fund Return	24.56%	$1,000.00	$1,245.60	1.31%	$7.34
Hypothetical 5% Return	5.00%	$1,000.00	$1,018.46	1.31%	$6.60
Class I
Actual Fund Return	24.79%	$1,000.00	$1,247.90	0.97%	$5.44
Hypothetical 5% Return	5.00%	$1,000.00	$1,020.16	0.97%	$4.89
Class IS
Actual Fund Return	24.88%	$1,000.00	$1,248.80	0.91%	$5.11
Hypothetical 5% Return	5.00%	$1,000.00	$1,020.46	0.91%	$4.59

Miller Value Partners Appreciation ETF [4,5]
Actual Fund Return	29.36%	$1,000.00	$1,293.60	0.60%	$1.15
Hypothetical 5% Return	5.00%	$1,000.00	1,022.00	0.60%	$1.01

Miller Value Partners Leverage ETF [6,7]
Actual Fund Return	6.34%	$1,000.00	$1,063.40	0.88%	$0.82
Hypothetical 5% Return	5.00%	$1,000.00	$1,020.60	0.88%	$0.80

(1)	For the six months ended March 31, 2024.
(2)	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value or does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CSDC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
(3)	Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.
(4)	Commenced operations on January 30, 2024.
(5)	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 61/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
(6)	Commenced operations on February 27, 2024.
(7)	Expenses are equal to the Fund’s annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 33/366. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Miller Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value

Common Stocks — 76.9%
Communication Services — 6.5%
Diversified Telecommunication Services — 6.5%
AT&T, Inc.	588,000	$10,348,800
Total Communication Services		10,348,800
Consumer Discretionary — 11.4%
Automobiles — 7.6%
Stellantis NV	430,000	12,169,000
Specialty Retail — 3.8%
Buckle Inc/The	150,000	6,040,500
Total Consumer Discretionary		18,209,500
Consumer Staples — 3.2%
Tobacco — 3.2%
British American Tobacco PLC	168,000	5,101,704
Total Consumer Staples		5,101,704
Diversified Financial Services — 8.6%
Financial Services — 5.3%
Jackson Financial, Inc., Class A	131,000	8,664,340
Insurance — 3.3%
Lincoln National Corp.	166,000	5,300,380
Total Diversified Financial Services		13,964,720
Energy — 5.4%
Oil, Gas & Consumable Fuels — 5.4%
Alliance Resource Partners LP	117,000	2,345,850
Chord Energy Corp.	34,670	6,179,581
Total Oil, Gas & Consumable Fuels		8,525,431
Total Energy		8,525,431
Financials — 14.4%
Banks — 4.9%
Sberbank of Russia PJSC (a)(b)(c)	2,532,000	—
Western Alliance Bancorp	120,900	7,760,571
Total Banks		7,760,571

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value

Consumer Finance — 9.5%
Bread Financial Holdings, Inc.	203,000	$7,559,720
OneMain Holdings, Inc.	153,000	7,816,770
Total Consumer Finance		15,376,490
Total Financials		23,137,061
Health Care — 6.7%
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	60,000	3,253,800
Viatris, Inc.	619,000	7,390,860
Total Pharmaceuticals		10,644,660
Total Health Care		10,644,660
Industrials — 6.9%
Commercial Services & Supplies — 1.6%
Quad/Graphics, Inc.	472,800	2,510,568
Electrical Equipment — 1.8%
Encore Wire Corp.	11,000	2,890,580
Professional Services — 3.5%
Public Policy Holding Co., Inc.	3,911,692	5,603,648
Total Industrials		11,004,796
Materials — 5.2%
Construction Materials — 1.4%
HeidelbergCement AG	20,000	2,199,782
Metals & Mining — 0.0%
Alrosa PJSC (a)(b)(c)	2,978,100	—
Trading Companies & Distributors — 3.8%
Boise Cascade Co.	40,000	6,134,800
Total Materials		8,334,582
Real Estate — 6.0%
Commercial Services & Supplies — 1.3%
GEO Group Inc/The (c)	145,000	2,047,400
Diversified REITs — 4.7%
CTO Realty Growth, Inc.	443,900	7,524,105
Total Real Estate		9,571,505
Utilities — 2.6%
Gas Utilities — 2.6%
UGI Corp.	167,000	4,098,180
Total Utilities		4,098,180
Total Common Stocks (Cost — $112,910,008)		122,940,939

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

			Principal
Security	Rate	Maturity Date	Amount	Value

Convertible Bonds — 7.1%
Information Technology — 7.1%
Software — 7.1%
MicroStrategy, Inc.	0.750%	12/15/2025	2,650,000	$11,388,985
Total Information Technology				11,388,985
Total Convertible Bonds (Cost — $2,838,460)				11,388,985
Corporate Bonds — 16.2%
Communication Services — 2.7%
Media — 1.2%
Gray Escrow II, Inc. (d)	5.375%	11/15/2031	3,000,000	1,972,500
Radio and Television Broadcasting — 1.5%
iHeartCommunications, Inc.	8.375%	5/1/2027	4,200,000	2,331,000
Total Communication Services				4,303,500
Consumer Discretionary — 1.5%
Specialty Retail — 1.5%
Carvana Co. (d)	10.250%	5/1/2030	3,000,000	2,460,000
Total Consumer Discretionary				2,460,000
Health Care — 4.3%
Pharmaceuticals — 4.3%
Cannabist Co. Holdings, Inc.	9.500%	2/3/2026	8,000,000	6,800,000
Total Health Care				6,800,000
Industrials — 7.7%
Commercial Services & Supplies — 7.7%
GEO Group Inc/The	10.500%	6/30/2028	6,441,000	6,565,794
Pitney Bowes, Inc. (d)	7.250%	3/15/2029	6,300,000	5,662,125
Total Commercial Services & Supplies				12,227,919
Total Industrials				12,227,919
Total Corporate Bonds (Cost — $28,528,043)				25,791,419

Total Investments — 100.2% (Cost — $144,276,511)				160,121,343
Liabilities in Excess of Other Assets — (0.2)%				(296,640)
Total Net Assets — 100.0%				$159,824,703

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Schedule of Investments (Unaudited)

March 31, 2024

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LP - Limited Partnership

PJSC - Public Joint-Stock Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 2).
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At March 31, 2024, the value of these securities totaled $10,094,625 or 6.3% of net assets.

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Appreciation ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 3.2%
AT&T, Inc.	54,843	$965,237
Match Group, Inc. (a)	21,375	775,485
Total Communication Services		1,740,722
Consumer Discretionary — 26.0%
Airbnb, Inc., Class A (a)	9,508	1,568,440
Buckle Inc/The	23,833	959,755
Coupang, Inc. (a)	117,398	2,088,510
Crocs, Inc. (a)	32,671	4,698,090
Expedia Group Inc. (a)	7,482	1,030,646
Lithia Motors, Inc.	2,998	901,978
Perdoceo Education Corp.	52,107	914,999
Stellantis NV	72,095	2,040,289
Total Consumer Discretionary		14,202,707
Energy — 4.1%
Alliance Resource Partners LP	49,229	987,041
TechnipFMC PLC	49,839	1,251,457
Total Energy		2,238,498
Financials — 17.3%
Bread Financial Holdings, Inc.	56,105	2,089,351
Danske Bank AS	41,630	1,243,990
Jackson Financial, Inc., Class A	31,496	2,083,145
Shift4 Payments, Inc., Class A (a)	24,241	1,601,603
Toast, Inc., Class A (a)	64,298	1,602,306
Western Alliance Bancorp	12,859	825,419
Total Financials		9,445,814
Health Care — 7.3%
Centene Corp. (a)	34,208	2,684,644
Viatris, Inc.	109,128	1,302,988
Total Health Care		3,987,632
Industrials — 24.7%
Atkore, Inc.	5,940	1,130,738
Builders FirstSource, Inc. (a)	21,616	4,508,016
Encore Wire Corp.	10,573	2,778,373
GEO Group Inc/The (a)	90,870	1,283,084
Masterbrand, Inc. (a)	154,267	2,890,964
Quad/Graphics, Inc.	159,597	847,460
Total Industrials		13,438,635
Information Technology — 9.7%
MicroStrategy, Inc. (a)	3,087	5,261,977
Total Information Technology		5,261,977

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Appreciation ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value
Real Estate — 4.8%
CTO Realty Growth, Inc.	154,584	$2,620,199
Total Real Estate		2,620,199
Total Common Stocks (Cost — $37,631,832)		52,936,184

Total Investments — 97.1% (Cost — $37,631,832)		52,936,184
Other Assets in Excess of Liabilities — 2.9%		1,582,412
Total Net Assets — 100.0%		$54,518,596

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)       Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Leverage ETF

Schedule of Investments (Unaudited)

March 31, 2024

Security	Shares	Value
Exchange Traded Funds — 99.7%
ProShares Ultra S&P 500 ETF	72,115	$5,590,355
Total Exchange Traded Funds (Cost — $5,354,984)		5,590,355

Total Investments — 99.7% (Cost — $5,354,984)		5,590,355
Other Assets in Excess of Liabilities — 0.3%		14,979
Total Net Assets — 100.0%		$5,605,334

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Miller Funds

Statements of Assets and Liabilities (Unaudited)

March 31, 2024

		Miller Value	Miller Value
	Miller Income	Partners	Partners
	Fund	Appreciation ETF	Leverage ETF
Assets:
Investments at cost	$144,276,511	$37,631,832	$5,354,984
Investments at value	$160,121,343	$52,936,184	$5,590,355
Cash - Interest Bearing Deposit	—	1,530,238	17,815
Cash	71,963	—	—
Investment securities sold	1,567,938	—	—
Dividends and interest receivable	880,383	12,491	27
Receivable for fund shares sold	790	1,293,444	—
Prepaid expenses	62,581	—	—
Total Assets	162,704,998	55,772,357	5,608,197
Liabilities:
Payables:
Investment securities purchased	1,572,219	1,233,033	—
Payable for fund shares repurchased	760,762	—	—
Line of credit payable (Note 9)	79,000	—	—
Investment management fees payable	68,630	20,728	2,863
Distribution Payable	225,922	—	—
Accrued other expenses	173,762	—	—
Total Liabilities	2,880,295	1,253,761	2,863
Net Assets	159,824,703	54,518,596	5,605,334

Components of Net Assets:
Paid-in capital	$183,705,866	$35,357,135	$5,361,819
Total accumulated gain (loss)	(23,881,163)	19,161,461	243,515
Total Net Assets	$159,824,703	$54,518,596	$5,605,334

Net Assets:
Class A	$24,168,492	$—	$—
Class C	$16,521,455	$—	$—
Class FI	$253,373	$—	$—
Class I	$54,460,957	$—	$—
Class IS	$64,420,426	$—	$—
ETF	$—	$54,518,596	$5,605,334
Shares Outstanding:
Class A	3,078,501	—	—
Class C	2,103,880	—	—
Class FI	32,285	—	—
Class I	6,947,892	—	—
Class IS	8,228,857	—	—
ETF	—	1,686,000	210,000
Net Asset Value:
Class A (and redemption price)	$7.85	$—	$—
Class C *	$7.85	$—	$—
Class FI (and redemption price)	$7.85	$—	$—
Class I (and redemption price)	$7.84	$—	$—
Class IS (and redemption price)	$7.83	$—	$—
ETF	$—	$32.34	$26.69
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$8.33	$—	$—

* Redemption price per share of Class C shares is NAV reduced by 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3)

The accompanying notes are an integral part of these financial statements.

Miller Funds

Statements of Operations (Unaudited)

For the period Ended March 31, 2024

		Miller Value	Miller Value
	Miller Income	Partners	Partners
	Fund	Appreciation ETF (1)	Leverage ETF (2)
Investment Income:
Dividends and distributions	$2,774,940	$114,534	$10,986
Return of capital Distributions (Note 2(b))	(163,800)	(27,741)	—
Foreign withholding tax	(52,953)	(6,656)	—
Net Dividends and Distributions	2,558,187	80,137	10,986
Interest	1,589,479	5,624	27
Total investment income	4,147,666	85,761	11,013

Expenses:
Investment management fee (Note 3)	500,967	42,185	2,869
Distribution fees (Note 5)	107,845	—	—
Transfer agent expenses (Note 3)	96,470	—	—
Administration fees (Note 3)	49,825	—	—
Registration fees	36,553	—	—
Shareholder servicing fees (Note 5)	30,191	—	—
Legal fees	20,587	—	—
Shareholder reports	19,174	—	—
Interest expense (Note 9)	13,076	—	—
Audit and tax fees	10,091	—	—
Custody fees (Note 3)	9,411	—	—
Compliance fees	9,274	—	—
Trustees' fees (Note 3)	7,769	—	—
Miscellaneous expenses	5,490	—	—
Insurance	3,792	—	—
Total Expenses	920,515	42,185	2,869
Less: Fee waivers and/or expense reimbursement (Note 3)	(135,676)	—	—
Net Expenses	784,839	42,185	2,869
Net investment income	3,362,827	43,576	8,144
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Translation (Notes 2):
Net Realized Gain (Loss) From:
Investment transactions	(10,486,913)	2,958,558	—
In-Kind Redemptions	—	855,009	—
Net Realized Gain (Loss) From:	(10,486,913)	3,813,567	—
Net Change in Unrealized appreciation / depreciation on:
Investment transactions	39,514,555	15,304,352	235,371
Foreign currency translation	(990)	(34)	—
Change in Net Unrealized Appreciation / Depreciation on Investments	39,513,565	15,304,318	235,371
Net Gain on Investments and Foreign Currency Translation	29,026,652	19,117,885	235,371
Increase in Net Assets from Operations	$32,389,479	$19,161,461	$243,515

(1) Commenced operations on January 30, 2024.

(2) Commenced operations on February 27, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Statements of Changes in Net Assets

	For the Period	For the Year
	Ended	Ended
	March 31, 2024	September 30, 2023
	(Unaudited)
Operations:
Net investment income	3,362,827	8,343,348
Net realized loss	(10,486,913)	(6,958,934)
Change in unrealized appreciation/depreciation	39,513,565	20,779,361
Increase in Net Assets from Operations	32,389,479	22,163,775

Distributions to shareholders from (Note 5):	(4,230,000)	(9,390,001)
Decrease in Net Assets from Distributions to Shareholders	(4,230,000)	(9,390,001)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	4,312,797	11,008,973
Reinvestment of distributions	3,840,197	8,585,759
Cost of shares repurchased	(16,007,702)	(51,156,413)
Decrease in Net Assets from Fund Share Transactions	(7,854,708)	(31,561,681)

Increase (Decrease) in Net Assets	20,304,771	(18,787,907)

Net Assets:
Beginning of period	139,519,932	158,307,839
End of period	$159,824,703	$139,519,932

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Appreciation ETF

Statement of Changes in Net Assets

For the Period *
Ended
March 31, 2024
(Unaudited)
Operations:
Net investment income	43,576
Net realized gain	3,813,567
Change in unrealized appreciation/depreciation	15,304,318
Increase in Net Assets from Operations	19,161,461

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	37,148,288
Cost of shares repurchased	(1,791,153)
Increase in Net Assets from Fund Share Transactions	35,357,135

Increase in Net Assets	54,518,596

Net Assets:
Beginning of period	—
End of period	$54,518,596

* Commenced operations on January 30, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Leverage ETF

Statement of Changes in Net Assets

For the Period *
Ended
March 31, 2024
(Unaudited)
Operations:
Net investment income	8,144
Net realized gain	—
Change in unrealized appreciation/depreciation	235,371
Increase in Net Assets from Operations	243,515

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	5,361,819
Increase in Net Assets from Fund Share Transactions	5,361,819

Increase in Net Assets	5,605,334

Net Assets:
Beginning of period	—
End of period	$5,605,334

* Commenced operations on February 27, 2024.

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Financial highlights

Class A Shares

For a Capital Share Outstanding Throughout Each Period Presented:

	For Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)

Net asset value, beginning of period	$6.47	$6.03	$9.06	$6.36	$7.74	$8.90

Income (loss) from operations:
Net investment income [1]	0.16	0.35	0.39	0.44	0.39	0.48
Net realized and unrealized gain (loss)	1.42	0.49	(3.00)	2.73	(1.29)	(1.03)
Total income (loss) from operations	1.58	0.84	(2.61)	3.17	(0.90)	(0.55)

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.39)	(0.44)	(0.34)	(0.48)
Return of capital	—	—	(0.03)	(0.03)	(0.14)	(0.13)
Total distributions:	(0.20)	(0.40)	(0.42)	(0.47)	(0.48)	(0.61)

Net asset value, end of period	$7.85	$6.47	$6.03	$9.06	$6.36	$7.74

Total return [2]	24.60%	14.15%	-29.56%	50.36%	-11.19%	-5.76%

Net assets, end of period (000s)	$24,169	$21,371	$25,881	$36,250	$27,444	$36,462

Ratios to average net assets:
Gross expenses	1.40%[6]	1.35%	1.26%	1.26%	1.31%	1.29%
Net expenses [3,4]	1.22 [5,6]	1.23 [5]	1.21 [5]	1.23 [5]	1.23	1.26 [5]
Net investment income	4.58 [6]	5.24	4.90	5.22	5.62	6.10

Portfolio turnover rate	24%[7]	41%	59%	65%	77%	61%

1 Per share amounts have been calculated using the average shares method.

2 Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3 Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

[4]	Reflects fee waivers and/or expense reimbursements.

5Interest expenses were 0.01%, 0.02%, 0.01%, 0.04% and 0.01% for the years ended September 30, 2019, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively. Excluding interest, the net expense ratios were 1.25%, 1.21%, 1.20%, 1.19% and 1.21% for the years September 30, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively.

6 Annualized.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Financial highlights

Class C Shares

For a Capital Share Outstanding Throughout Each Period Presented:

	For Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)

Net asset value, beginning of period	$6.47	$6.03	$9.05	$6.36	$7.73	$8.88

Income (loss) from operations:
Net investment income [1]	0.13	0.30	0.33	0.38	0.33	0.43
Net realized and unrealized gain (loss)	1.43	0.49	(3.00)	2.72	(1.27)	(1.02)
Total income (loss) from operations	1.56	0.79	(2.67)	3.10	(0.94)	(0.59)

Less distributions from:
Net investment income	(0.18)	(0.35)	(0.33)	(0.38)	(0.31)	(0.44)
Return of capital	—	—	(0.02)	(0.03)	(0.12)	(0.12)
Total distributions:	(0.18)	(0.35)	(0.35)	(0.41)	(0.43)	(0.56)

Net asset value, end of period	$7.85	$6.47	$6.03	$9.05	$6.36	$7.73

Total return [2]	24.16%	13.24%	-30.07%	49.13%	-11.80%	-6.48%

Net assets, end of period (000s)	$16,522	$16,212	$19,860	$34,591	$26,784	$38,463
Ratios to average net assets:
Gross expenses	2.15%[6]	2.11%	2.00%	2.00%	2.05%	2.04%
Net expenses [3,4]	1.97 [5,6]	2.00	1.95 [5]	1.97 [5]	1.97	2.01 [5]
Net investment income	3.84 [6]	4.50	4.11	4.48	4.84	5.43

Portfolio turnover rate	24%[7]	41%	59%	65%	77%	61%

1 Per share amounts have been calculated using the average shares method.

2 Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3 Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 2.00% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4 Reflects fee waivers and/or expense reimbursements.

5 Interest expenses were 0.01%, 0.02%, 0.01%, 0.04% and 0.01% for the years ended September 30, 2019, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively. Excluding interest, the net expense ratios were 2.00%, 1.95%, 1.94%, 1.96% and 1.96% for the years September 30, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively.

6 Annualized.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Financial highlights

Class FI Shares

For a Capital Share Outstanding Throughout Each Period Presented:

	For Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)

Net asset value, beginning of period	$6.47	$6.03	$9.06	$6.36	$7.71	$8.86

Income (loss) from operations:
Net investment income [1]	0.15	0.34	0.40	0.43	0.38	0.43
Net realized and unrealized gain (loss)	1.43	0.50	(3.01)	2.74	(1.25)	(0.98)
Total income (loss) from operations	1.58	0.84	(2.61)	3.17	(0.87)	(0.55)

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.39)	(0.44)	(0.34)	(0.47)
Return of capital	—	—	(0.03)	(0.03)	(0.14)	(0.13)
Total distributions:	(0.20)	(0.40)	(0.42)	(0.47)	(0.48)	(0.60)

Net asset value, end of period	$7.85	$6.47	$6.03	$9.06	$6.36	$7.71

Total return [2]	24.56%	14.07%	-29.57%	50.25%	-10.82%	-5.80%

Net assets, end of period (000s)	$253	$206	$248	$208	$118	$209

Ratios to average net assets:
Gross expenses	1.49%[6]	1.41%	1.28%	1.38%	1.26%	1.26%
Net expenses [3,4]	1.31 [5,6]	1.29 [5]	1.24 [5]	1.35 [5]	1.20	1.26 [5]
Net investment income	4.49 [6]	5.07	4.98	5.07	5.54	5.41

Portfolio turnover rate	24%[7]	41%	59%	65%	77%	61%

1 Per share amounts have been calculated using the average shares method.

2 Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3 Effective January 31, 2020, the advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4 Reflects fee waivers and expense reimbursements, or recapture of previous waivers.

5 Interest expenses were 0.01%, 0.02%, 0.01%, 0.04% and 0.01% for the years ended September 30, 2019, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively. Excluding interest, the net expense ratios were 1.25%, 1.33%, 1.23%, 1.25% and 1.30% for the years September 30, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively.

6 Annualized.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Financial highlights

Class I Shares

For a Capital Share Outstanding Throughout Each Period Presented:

	For Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)

Net asset value, beginning of period	$6.46	$6.02	$9.05	$6.35	$7.73	$8.89

Income (loss) from operations:
Net investment income [1]	0.17	0.36	0.41	0.46	0.40	0.51
Net realized and unrealized gain (loss)	1.42	0.50	(3.00)	2.73	(1.27)	(1.03)
Total income (loss) from operations	1.59	0.86	(2.59)	3.19	(0.87)	(0.52)

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.41)	(0.46)	(0.36)	(0.50)
Return of capital	—	—	(0.03)	(0.03)	(0.15)	(0.14)
Total distributions:	(0.21)	(0.42)	(0.44)	(0.49)	(0.51)	(0.64)

Net asset value, end of period	$7.84	$6.46	$6.02	$9.05	$6.35	$7.73

Total return [2]	24.79%	14.45%	-29.41%	50.82%	-10.94%	-5.48%

Net assets, end of period (000s)	$54,461	$49,900	$67,042	$123,349	$80,483	$79,411

Ratios to average net assets:
Gross expenses	1.16%[6]	1.12%	1.00%	1.01%	1.05%	1.03%
Net expenses [3,4]	0.97 [5,6]	0.99 [5]	0.96 [5]	0.98 [5]	0.95	0.96 [5]
Net investment income	4.82 [6]	5.45	5.09	5.48	5.89	6.47

Portfolio turnover rate	24%[7]	41%	59%	65%	77%	61%

1 Per share amounts have been calculated using the average shares method.

2 Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3 Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Separately, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95% for Class I. See Note 3.

4 Reflects fee waivers and/or expense reimbursements.

5 Interest expenses were 0.01%, 0.02%, 0.01%, 0.04% and 0.01% for the years ended September 30, 2019, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively. Excluding interest, the net expense ratios were 0.95%, 0.96%, 0.95%, 0.95% and 0.96% for the years September 30, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively.

6 Annualized.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Income Fund

Financial highlights

Class IS Shares

For a Capital Share Outstanding Throughout Each Period Presented:

	For Six Months	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019
	(Unaudited)

Net asset value, beginning of period	$6.45	$6.02	$9.04	$6.35	$7.73	$8.88

Income (loss) from operations:
Net investment income [1]	0.17	0.37	0.42	0.47	0.41	0.51
Net realized and unrealized gain (loss)	1.42	0.48	(3.00)	2.72	(1.28)	(1.01)
Total income (loss) from operations	1.59	0.85	(2.58)	3.19	(0.87)	(0.50)

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.41)	(0.47)	(0.36)	(0.51)
Return of capital	—	—	(0.03)	(0.03)	(0.15)	(0.14)
Total distributions:	(0.21)	(0.42)	(0.44)	(0.50)	(0.51)	(0.65)

Net asset value, end of period	$7.83	$6.45	$6.02	$9.04	$6.35	$7.73

Total return [2]	24.88%	14.37%	-29.28%	50.75%	-10.87%	-5.38%

Net assets, end of period (000s)	$64,420	$51,830	$45,277	$61,866	$41,034	$51,497

Ratios to average net assets:
Gross expenses	1.09%[6]	1.05%	0.94%	0.94%	0.99%	0.97%
Net expenses [3,4]	0.91 [5,6]	0.93 [5]	0.90 [5]	0.91 [5]	0.88	0.86 [5]
Net investment income	4.89 [6]	5.55	5.23	5.55	5.92	6.49

Portfolio turnover rate	24%[7]	41%	59%	65%	77%	61%

1 Per share amounts have been calculated using the average shares method.

2 Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3 Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 0.85% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4 Reflects fee waivers and/or expense reimbursements.

5 Interest expenses were 0.01%, 0.02%, 0.01%, 0.04% and 0.01% for the years ended September 30, 2019, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively. Excluding interest, the net expense ratios were 0.85%, 0.89%, 0.89%, 0.89% and 0.90% for the years September 30, 2021, 2022, 2023 and for the period ended March 31, 2024, respectively.

6 Annualized.

7 Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Appreciation ETF

Financial Highlights

For a capital share outstanding throughout the period:

For the Period *
Ended
March 31, 2024
(Unaudited)

Net Asset Value, Beginning of Period	$25.00

Income from Investment Operations:
Net investment income [1]	0.03
Net realized and unrealized gain on investments	7.31
Total Gain from Investment Operations	7.34
Net Asset Value, End of Period	$32.34

Total Return	29.36%[2]

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$54,519
Ratios to average net assets
Gross expenses	0.60%[3]
Net Expenses	0.60%[3]
Net investment income	0.62%
Portfolio turnover rate [4]	22%[2]

*	Commenced operations on January 30, 2024.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Miller Value Partners Leverage ETF

Financial Highlights

For a capital share outstanding throughout the period:

For the Period *
Ended
March 31, 2024
(Unaudited)

Net Asset Value, Beginning of Period	$25.10

Income from Investment Operations:
Net investment income [1]	0.06
Net realized and unrealized gain on investments	1.53
Total Gain from Investment Operations	1.59
Net Asset Value, End of Period	$26.69

Total Return	6.34%[2]

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$5,605
Ratios to average net assets
Gross expenses	0.88%[3]
Net Expenses	0.88%[3]
Net investment income	1.35%
Portfolio turnover rate [4]	0%[2]

*	Commenced operations on February 27, 2024.
[1]	Per share amounts have been calculated using average shares method.
[2]	Not Annualized.
[3]	Annualized.
[4]	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited)

March 31, 2024

Note 1 – Organization

Miller Income Fund (the “Income Fund”), Miller Value Partners Appreciation ETF (the “Appreciation ETF”) and Miller Value Partners Leverage ETF (the “Leverage ETF”, and with the Appreciation ETF, the “ETFs”), each a “Fund” and together, the “Funds”. The Income Fund and the Appreciation ETF are separate non-diversified investment series, and the Leverage ETF is a separate diversified investment series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Miller Value Partners, LLC (the “Advisor”) serves as the investment manager to the Funds.

The Income Fund’s investment objective is to provide a high level of income while maintaining potential for growth. The Appreciation ETF commenced operations on January 30, 2024 and seeks capital appreciation. The Leverage ETF commenced operations on February 27, 2024 and seeks capital appreciation over a multi-year horizon.

The Income Fund is the successor to the Miller Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).

●	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.

●	Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Income Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Income Fund and the Predecessor fund.

●	The Income Fund adopted the performance history of the Predecessor Fund.

Shares of the ETFs are listed and traded on NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares are not redeemable securities of the ETFs except when aggregated in Creation Units.

Shares of the ETFs may only be purchased or redeemed directly the ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

A standard transaction fee of $300 will be charged by the ETFs’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the ETFs for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the ETFSs are included in the Capital Transactions on the Statement of Changes in Net Assets.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Funds are considered an investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Board.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Miller Income Fund

Description	Level 1	Level 2	Level 3		Total
Long-Term Investments*
Common Stocks	$122,940,939	$—	$	—**	$122,940,939
Convertible Bonds	—	11,388,985		—	11,388,985
Corporate Bonds	—	25,791,419		—	25,791,419
Total Investments	$122,940,939	$37,180,404		$—	$160,121,343

Miller Value Partners Appreciation ETF

Description	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$52,936,184	$—	$—	$52,936,184
Total Investments	$52,936,184	$—	$—	$52,936,184

Miller Value Partners Leverage ETF

Description	Level 1	Level 2	Level 3	Total
Long-Term Investments
Exchange-Traded Funds	$5,590,355	$—	$—	$5,590,355
Total Investments	$5,590,355	$—	$—	$5,590,355

* See Schedule of Investments for additional detailed categorizations.

** Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

(b) Return of capital estimates. Distributions received from investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. Distributions received from investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex- dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions are declared and paid on a by the Income Fund on a quarterly basis, and by the ETFs on an annual basis. Distributions of net realized gains, if any, are declared at least annually by the Funds. The character of distributions made to shareholders during the year may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Income Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute any taxable income and net realized gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of March 31, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

Note 3 – Investment management agreement and other related party transactions.

The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Pursuant to the advisory agreement, the Appreciation ETF and Leverage ETF pay unitary management fees of 0.60% and 0.88% per annum of the average daily net assets, respectively. Under the investment management agreement, the Income Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Income Fund

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

The Advisor has agreed to pay all expenses of the ETFs except the fee paid to the Advisor under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds. The Sub-Advisor is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is entitled to a fee paid by the Advisor from its management fee, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each fund advised (or sponsored) by the Advisor and sub-advised by the Sub-Advisor, and subject to a minimum annual fee as follows:

Minimum Annual Fee*	Asset-Based Fee
$20,000	4 bps (0.04%) on the first $500 million
3 bps (0.03%) on the remaining assets

The Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses), so that such annual operating expenses of the Income Fund will not exceed 0.89%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class- specific expenses, will not exceed 0.95%. These arrangements cannot be terminated prior to January 31, 2025 without the Board of Trustees’ consent. The Advisor had same contractual agreement with the Predecessor Fund.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

Prior to January 31, 2020, the limit on annual operating expenses for the Predecessor Fund was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below.

Class A	Class C	Class FI	Class I	Class IS
1.25%	2.00%	1.25%	0.95%	0.85%

During the period ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $135,676.

The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At March 31,2024, the Income Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2024	$3,944	$3,843	$27	$13,515	$6,735
Expires September 30, 2025	14,095	12,872	142	43,867	25,574
Expires September 30, 2026	29,421	22,233	270	79,644	60,807
Expires March 31, 2027	20,282	14,721	205	48,731	51,737
Total	$67,742	$53,669	$644	$185,757	$144,852

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the period ended March 31, 2024, the Income Fund incurred the following expenses for administration & fund accounting, transfer agent, custody, and compliance fees:

Administration & fund accounting	$49,825
Transfer agent	$96,470
Custody	$9,411
Compliance	$9,274

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

At March 31, 2024, the Income Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$35,997
Transfer agent	$10,445
Custody	$5,109
Compliance	$5,171

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $7,769 by the Income Fund for their services and reimbursement of travel expenses during the period ended March 31, 2024. The Funds pays no compensation to the Interested Trustee or officers of the Trust.

Income Fund Sales Charges

Class A shares have a maximum initial sales charge of 5.75%. Class C share have a contingent deferred sales charge (“CDSC”) of 1.00%, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

For the period ended March 31,2024 Quasar did not retain any sales charges for the Income Fund’s Class A shares, and CDSCs for Class A and C shares were $0 and $0, respectively.

Note 4 – Investments

Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended March 31, 2024, were as follows:

Income Fund
Purchases	$35,133,795
Sales	$42,227,642

Appreciation ETF
Purchases	$12,015,445
Sales	$9,071,916

Leverage ETF
Purchases	$—
Sales	$—

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2024, were as follows:

Appreciation ETF
Purchase In-Kind	$12,324,148
Sales In-Kind	$1,600,911

Leverage ETF
Purchase In-Kind	$5,354,984
Sales In-Kind	$—

Note 5 – Class specific expenses and distributions

The Income Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and, under that plan, the Income Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.

The Income Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.

For the period ended March 31, 2024, class specific expenses were as follows:

	Service and/or
	Distribution Fees	Servicing Fees
Class A	$27,466	$6,812
Class C	80,103	5,207
Class FI	276	164
Class I	—	18,008
Total	$107,845	$30,191

Distributions by class for the period ended March 31, 2024, and year ended September 30, 2023 for the Income Fund were as follows:

	Six Months Ended	Year Ended
	March 31, 2024	September 30, 2023
Net Investment Income:
Class A	$627,694	$1,481,844
Class C	384,099	977,255
Class FI	6,392	13,273
Class I	1,474,629	3,644,367
Class IS	1,737,186	3,273,262
Total	$4,230,000	$9,390,001

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

The ETFs paid no distributions during the period ended March 31, 2024.

Note 6 – Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with no par value. The Income Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Income Fund

	Six Months Ended		Year Ended
	March 31, 2024		September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	216,142	$1,479,344	321,250	$2,152,566
Shares issued on reinvestment	80,838	610,511	220,478	1,418,141
Shares repurchased	(520,774)	(3,669,734)	(1,531,173)	(9,984,518)
Net decrease	(223,794)	$(1,579,879)	(989,445)	$(6,413,811)
Class C
Shares sold	35,914	$247,769	150,953	$1,018,552
Shares issued on reinvestment	50,239	379,089	149,462	960,638
Shares repurchased	(486,362)	(3,400,264)	(1,089,482)	(7,096,460)
Net decrease	(400,209)	$(2,773,406)	(789,067)	$(5,117,270)
Class FI
Shares sold	92	$648	167	$1,116
Shares issued on reinvestment	846	6,392	2,060	13,273
Shares repurchased	(548)	(4,038)	(11,400)	(78,004)
Net increase (decrease)	390	$3,002	(9,173)	$(63,615)
Class I
Shares sold	364,081	$2,585,036	973,526	$6,336,497
Shares issued on reinvestment	179,038	1,349,907	528,648	3,397,356
Shares repurchased	(1,318,505)	(8,933,666)	(4,915,051)	(32,953,212)
Net decrease	(775,386)	$(4,998,723)	(3,412,877)	$(23,219,359)
Class IS
Shares sold		$—	222,921	$1,500,242
Shares issued on reinvestment	198,329	1,494,298	436,393	2,796,351
Shares repurchased	—	—	(154,764)	(1,044,219)
Net increase	198,329	$1,494,298	504,550	$3,252,374
Total decrease	(1,200,670)	$(7,854,708)	(4,696,012)	$(31,561,681)

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

Appreciation ETF

	Six Months Ended March 31, 2024
	Shares	Amount
Shares sold	1,756,000	$37,148,288
Shares repurchased	(70,000)	(1,791,153)
Net increase	1,686,000	$35,357,135

Leverage ETF

	Six Months Ended
	March 31, 2024
	Shares	Amount
Shares sold	210,000	$5,361,819
Net increase	210,000	$5,361,819

Note 7 – Income tax information

At September 30, 2023, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Income Fund

Tax cost of investments	$162,537,432
Gross unrealized appreciation	$ 10,483,279
Gross unrealized depreciation	(34,796,791)
Net unrealized depreciation	$(24,313,512)
Undistributed Ordinary Income	10,826
Capital loss carryforwards	(27,668,260)
Other book/tax temporary differences(a)	(69,696)
Total accumulated loss	$(52,040,642)

(a) Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2023, the following reclassifications have been made for the Income Fund:

	Accumulated Net	Paid-in
	Earnings	Capital
Gross unrealized depreciation	$47,984	$(47,984)

(a) Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.

At September 30, 2023, the Income Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration

Short-Term	Long-Term	Total
$(15,742,958)	$(11,925,302)	$(27,668,260)

Note 8 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2024, J.P. Morgan Securities, LLC. held approximately 38%, in aggregate for the benefit of others, outstanding shares of the Income Fund.

Note 9 – Line of Credit

The Income Fund has access to a $15 million and line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2024 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	$2,603,000
Average daily loan outstanding	$423,644
Interest expense	$13,076
Loan outstanding as of March 31, 2024	$79,000
Average interest rate	8.40%

Miller Funds

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2024

The Appreciation ETF has access to a $2.5 million line of credit through an agreement with U.S. Bank. During the period ended March 31, 2024, the Fund did not draw on this line of credit.

Note 10 – Underlying Investments in Other Investment Companies

The Leverage ETF currently invests a portion of its assets in ProShares Ultra S&P 500 ETF (“SSO”). The Fund may redeem its investment from SSO at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Leverage ETF may be directly affected by the performance of SSO. The expense ratio of SSO is 0.91% of net assets as reflected in the most current prospectus. The financial statements of SSO, including its portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2024, the percentage of the Fund’s net assets invested in SSO was 99.7%.

Note 11 – Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Miller Funds

Additional Information (Unaudited)

March 31, 2024

Proxy Voting Policies and Procedures

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Approval of Investment Advisory Agreement – Miller Income Fund

At a meeting held on June 1, 2023, the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved an investment advisory agreement (the “Advisory Agreement”) with Miller Value Partners, LLC (the “Advisor”), for the Miller Income Fund (the “Fund”). The Fund is the successor to a series of Trust for Advised Portfolios (the “Predecessor Trust”) with the same name (the “Predecessor Fund”). The Predecessor Fund reorganized into the Fund on January 19, 2024.

In advance of the meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services to be provided by the Advisor to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor and Predecessor Fund as members of the board of trustees of the Predecessor Trust. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Predecessor Fund. The board of the Predecessor Trust and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Predecessor Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Miller Funds

Additional Information (Unaudited) (Continued)

March 31, 2024

In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees considered the Advior’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Advisor and the Predecessor Fund, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the year the board of the Predecessor Trust met with the Advisor to discuss the Predecessor Fund’s performance and the Advisor’s investment outlook, as well as various marketing and compliance topics, including the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management to be delivered by the Advisor, the Board considered the performance of the Fund’s Class I on both an absolute basis and in comparison to its peer group and relevant benchmark indexes for periods ending March 31, 2023. The Board considered that the Predecessor Fund had underperformed relative to its peer group median and average for the one- and five-year periods and outperformed for the three-year period. The Board also considered that the Predecessor Fund outperformed relative to its fixed income benchmark for the three-year and since inception period and underperformed for the one- and five-year periods. The Board considered that Fund underperformed its equity benchmark for the one-, three-, and five-year periods, as well as since inception.

●	The Trustees also reviewed the cost of the Advisor’s services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Advisor had agreed to maintain the Predecessor Fund’s contractual annual expense limitations on each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than the peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fee was fair and reasonable in light of the services to be provided.

●	The Trustees considered whether, based on the estimated asset size of the Fund, economies of scale may be achieved. The Board also considered the Advisor’s commitment to maintain the Predecessor Fund’s expense limitation agreement for the Fund. The Board further considered the Advisor’s advisory fee schedule includes breakpoints, which allow for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Miller Funds

Additional Information (Unaudited) (Continued)

March 31, 2024

●	The Trustees considered the profitability of the Advisor from managing the Predecessor Fund. In assessing the Advisor’s profitability, the Trustees took into account both direct and indirect benefits to the Advisor from managing the Predecessor Fund. The Trustees concluded that the Advisor’s expected profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Approval of Investment Advisory Agreement – Miller Value Partners ETFs

At meetings held on June 1, 2023 and November 29 and 30, 2023 (collectively, the “Meetings”), the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Miller Value Partners, LLC (the “Advisor”) and the Trust, on behalf of the Miller Value Partners Leverage ETF and Miller Value Partners Appreciation ETF (each a “Fund” and collectively the “Funds”); and

•	the Sub-Advisory Agreement between the Advisor and Exchange Traded Concepts, LLC (the “Sub-Advisor”) with respect to the Funds.

The Board, including all Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the Agreements on behalf of each Fund for an initial two-year term to begin upon the commencement of operations of the applicable Fund.

Ahead of the Meetings, the Board received and reviewed substantial information regarding each Fund, the Advisor and Sub-Advisor, and the services to be provided by the Advisor and Sub-Advisor to the Funds under the Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Board received and reviewed extensive information from the Advisor and Sub-Advisor relating to each Fund including information regarding portfolio managers and the resources of the Advisor and Sub-Advisor. In addition, the Trustees considered their prior and ongoing experience with the Advisor, which served as investment advisor to the predecessor fund of another series of the Trust that was overseen by the Trustees. The Independent Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Independent Trustees also received memoranda from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreements.

In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

Miller Funds

Additional Information (Unaudited) (Continued)

March 31, 2024

●	In considering the nature, extent and quality of the services to be provided by each of the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of each Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Funds by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as each one’s experience providing services to other funds. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

●	The Board noted that neither Fund had commenced operations and concluded that past performance, therefore, was not a relevant factor in its deliberations.

●	The Trustees reviewed the anticipated cost of the Advisor’s and Sub-Advisor’s services, and the proposed structure and level of each Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Miller Value Partners Appreciation ETF’s unitary fee was the same as the peer group advisory fee median and slightly below the peer group advisory fee average. The Trustees noted that, although the Miller Value Partners Leverage ETF’s unitary fee was higher than the peer group advisory fee median and average, it was within the peer group range and lower than the total net expenses peer group median and average. The Board considered that the Advisor would be responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to each Fund was fair and reasonable.

●	The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the respective Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to each Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Funds and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by either Fund.

Miller Funds

Additional Information (Unaudited) (Continued)

March 31, 2024

●	The Trustees considered the expected profitability of the Advisor and Sub-Advisor from managing the Funds. In assessing the Advisor’s and Sub-Advisor’s expected profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Funds. The Trustees concluded that the Advisor’s and Sub-Advisor’s expected profits from managing the Funds did not appear excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor

Miller Value Partners, LLC

50 S. Lemon Avenue, #302

Sarasota, Florida 34236

Sub-Advisor

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

Distributor

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By /s/ Russell B. Simon
                   Russell B. Simon, President/Principal Executive Officer

Date       6/10/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
                   Russell B. Simon, President/Principal Executive Officer

Date      6/10/2024

By /s/ Jennifer Ting
                   Jennifer Ting, Interim Treasurer/Principal Financial Officer

Date     6/7/2024